Subsequent Events (Details) - USD ($)					1 Months Ended	12 Months Ended
	Sep. 30, 2023	Apr. 05, 2023	Apr. 05, 2023	Jan. 15, 2023	Apr. 30, 2023	Dec. 31, 2021	Apr. 27, 2023	Feb. 22, 2023	Jan. 12, 2023
Subsequent Events (Details) [Line Items]
Amount spend						$ 213,974
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued warrants (in Shares)		400,000	400,000						2,571,429
Exercise price per share (in Dollars per share)		$ 1,170,860	$ 1,170,860						$ 3.5
Health insurance expenses				$ 407,135
Compensation committee								$ 10,000
Aggregate of shares (in Shares)		1,570,680	1,570,680
Purchase price per share (in Dollars per share)		$ 1.91	$ 1.91
Aggregate gross proceeds					$ 3,000,000
Exercise price per share (in Dollars per share)					$ 0.0001
Outstanding common stock percentage					9.99%
Warrants exercise price per share (in Dollars per share)					$ 1.78
Outstanding common stock percentage					4.99%
Pre-funded warrants		$ 1,170,860
Exercised warrants		$ 117
Amendment to common warrant agreements description			the Company entered into an Amendment to the common warrant agreements for the July 2022 and December 2022 Offerings, whereby the warrants to purchase up to 2,571,429 (with an original exercise price of $3.50 per share) and 306,604 shares (with an original exercise price of $1.06 per share), respectively, were amended to have an exercise price of $1.78 per share and for their expiration date to be extended to expire on October 10, 2028.
Amendments reflect description			The Amendments reflect (a) an increase in the salary of each of Dr. Woody, Mr. Pamir and Dr. Rothbard of 3.5%, effective as of January 1, 2023; and (b) in the case of Mr. Pamir, a further increase in salary to $380,000 per annum and increase in his target bonus to 40%, effective April 1, 2023, as well as a change in his title from Interim Chief Financial Officer to Chief Financial Officer.
Forecast [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Amount spend	$ 900,000
Forecast [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Amount spend	$ 1,000,000
Dr. Woody [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Compensation committee							$ 111,675
Mr. Pamir [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Compensation committee							24,154
Dr. Rothbard [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Compensation committee							$ 50,343